Santander Group - Off-shore entities (Details)	12 Months Ended
	Dec. 31, 2019 employee subsidiary item	Dec. 31, 2018 € / $	Dec. 31, 2017 € / $
Disclosure of detailed information about business combination [line items]
Number of persons	196,419	202,713	202,251
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	3
Number of branches | item	4
Number of persons | employee	135
Jersey | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	2
Number of branches | item	1
Isle Of Man | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1
Number of branches | item	1
Cayman Islands | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches | item	2
UK
Disclosure of detailed information about business combination [line items]
Number of tax resident	3
UK | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	4
Number of subsidiaries expected to be liquidated	1